Note 14 - Other Expenses - Other Operating Expenses (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Statement Line Items [Line Items]
Amortization of other intangible assets	$ 4,995	$ 4,331	$ 9,340	$ 7,791
Depreciation of property, plant and equipment	960	985	1,858	1,982
Bad debt expense	24,384	13,763	45,184	29,035
Share-based compensation	1,494	1,716	3,269	16,963
	$ 31,833	$ 20,795	$ 59,651	$ 55,771